Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of convertible and non-convertible advances
The Company’s convertible debt consists of the following:

	As of December 31,
	2023	2022
Total principal value of convertible note - related party, net of debt discount	$5,000,000	$—
Total principal value of convertible multi-draw credit agreement - related party	—	1,848,375
Unamortized debt discount	(610,749)	—
Unamortized debt issuance costs	(17,253)	—
Carrying value of total convertible debt—related party	$4,371,998	$1,848,375

Schedule of interest expense
The Company’s interest expense consists of the following:

	Year Ended December 31,
	2023	2022
Related party interest expense – stated rate	$202,254	$169,640
Insurance premium loan payable – stated rate	6,485	5,896
Legal judgment interest expense	234,750	—
Bond premium	59,929	—
Premium on irrevocable letter of credit	69,861	—
Other interest expense	3,100	—
Non-cash interest expense:
Amortization of debt discount	320,828	488,238
Amortization of transaction costs	9,063	1,359
	$906,270	$665,133